Share-based Payments - RSU and Class A share option activity (Details)	12 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for grant, beginning balance (shares)	35,921,250	38,128,994
Share options outstanding, beginning balance (shares)	458,174	1,220,826
RSUs outstanding, beginning balance (shares)	7,371,743	9,211,611
Share options exercised (shares)	(390,802)	(761,945)
Share options canceled (shares)		(707)
Shares available for grant, ending balance (shares)	34,283,109	35,921,250
Share options outstanding, ending balance (shares)	67,372	458,174
RSUs outstanding, ending balance (shares)	5,541,748	7,371,743
Share options vested and exercisable (shares)	67,372	457,663
Weighted Average Exercise Price
Share options weighted average exercise price, beginning balance (USD per share) | $ / shares	$ 2.65	$ 2.47
Share options exercised (USD per share) | $ / shares	2.98	2.37
Share options canceled (USD per share) | $ / shares		1.03
Share options weighted average exercise price, ending balance (USD per share) | $ / shares	0.75	2.65
Weighted Average Exercise Price, share options vested and exercisable (USD per share) | $ / shares	$ 0.75	$ 2.65
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted (shares)	2,415,324	3,083,015
RSUs canceled (shares)	(777,183)	(874,564)
RSUs settled (shares)	(3,468,136)	(4,048,319)